TAXES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Taxes Payable
TAXES PAYABLE

8. TAXES PAYABLE

Taxes payable consisted of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Value-added	$12,979	$97,917
Income	29,979	109,396
City construction	1,760	7,018
Education	1,479	5,064
Other	9,745	13,242
Taxes payable	$55,942	$232,637

8. TAXES PAYABLE

Taxes payable consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Value-added	$97,917	$32,318
Income	109,396	235,300
City construction	7,018	2,422
Education	5,064	1,781
Other	13,242	11,674
Taxes payable	$232,637	$283,495